UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth And Income Fund, Inc.
July 31, 2014 (Unaudited)

Common Stocks--98.4%	Shares		Value ($)
Automobiles & Components--1.1%
Delphi Automotive	84,190		5,623,892
General Motors	138,890		4,697,260
			10,321,152
Banks--7.8%
Bank of America	703,150		10,723,037
Citigroup	117,540		5,748,881
Comerica	78,580		3,949,431
Fifth Third Bancorp	142,720		2,922,906
JPMorgan Chase & Co.	358,495		20,674,407
PNC Financial Services Group	80,340		6,632,870
U.S. Bancorp	118,380		4,975,511
Wells Fargo & Co.	294,250		14,977,325
			70,604,368
Capital Goods--6.4%
Cummins	99,030		13,803,792
Danaher	83,260		6,151,249
Eaton	29,200		1,983,264
Fluor	88,360		6,438,793
Honeywell International	170,220		15,631,303
Owens Corning	95,130		3,239,177
PACCAR	59,350		3,695,725
Precision Castparts	31,390		7,182,032
			58,125,335
Commercial & Professional Services--.8%
Tyco International	172,700		7,452,005
Consumer Durables & Apparel--2.1%
Michael Kors Holdings	51,760	a	4,217,405
NIKE, Cl. B	72,970		5,628,176
PVH	52,670		5,803,181
Under Armour, Cl. A	51,890	a	3,463,658
			19,112,420
Consumer Services--1.2%
Carnival	147,390		5,338,466
Las Vegas Sands	70,820		5,230,057
			10,568,523
Diversified Financials--8.5%
American Express	75,520		6,645,760
Ameriprise Financial	90,370		10,808,252

Berkshire Hathaway, Cl. B	114,190	a	14,322,852
BlackRock	15,410		4,695,889
Discover Financial Services	57,710		3,523,773
Goldman Sachs Group	64,853		11,211,138
IntercontinentalExchange Group	25,870		4,972,731
Invesco	89,480		3,367,132
Morgan Stanley	220,950		7,145,523
TD Ameritrade Holding	153,860		4,941,983
Voya Financial	149,110		5,531,981
			77,167,014
Energy--9.7%
Anadarko Petroleum	95,480		10,202,038
EOG Resources	78,790		8,622,778
Exxon Mobil	80,290		7,943,893
Halliburton	103,240		7,122,528
Marathon Oil	129,860		5,032,075
Occidental Petroleum	224,060		21,892,903
Phillips 66	52,570		4,263,953
Schlumberger	215,700		23,379,723
			88,459,891
Food & Staples Retailing--2.2%
Costco Wholesale	61,890		7,274,551
CVS Caremark	162,330		12,395,519
			19,670,070
Food, Beverage & Tobacco--6.7%
Archer-Daniels-Midland	132,180		6,133,152
Coca-Cola Enterprises	173,810		7,899,664
Molson Coors Brewing, Cl. B	45,540		3,075,316
Mondelez International, Cl. A	110,670		3,984,120
PepsiCo	233,008		20,528,005
Philip Morris International	229,630		18,831,956
			60,452,213
Health Care Equipment & Services--4.0%
Cardinal Health	133,460		9,562,409
McKesson	68,360		13,115,550
UnitedHealth Group	167,170		13,549,129
			36,227,088
Household & Personal Products--.7%
Colgate-Palmolive	98,800		6,263,920
Insurance--2.0%
Allstate	54,410		3,180,264
American International Group	71,590		3,721,248
Hartford Financial Services Group	96,620		3,300,539
MetLife	150,390		7,910,514
			18,112,565

Materials--3.4%
Dow Chemical	135,550		6,922,538
Eastman Chemical	19,990		1,574,812
Martin Marietta Materials	98,680		12,259,016
Praxair	59,210		7,587,169
Vulcan Materials	41,840		2,641,359
			30,984,894
Media--5.9%
AMC Networks, Cl. A	45,650	a	2,733,065
Comcast, Cl. A	172,340		9,259,828
Omnicom Group	105,900		7,411,941
Regal Entertainment Group, Cl. A	103,030		2,004,964
Time Warner	48,749		4,047,142
Twenty-First Century Fox, Cl. A	268,110		8,493,725
Viacom, Cl. B	87,680		7,248,506
Walt Disney	142,840		12,267,099
			53,466,270
Pharmaceuticals, Biotech & Life Sciences--9.8%
AbbVie	96,860		5,069,652
Actavis	28,044	a	6,008,709
Alexion Pharmaceuticals	29,880	a	4,750,621
Amgen	52,460		6,682,879
Biogen Idec	21,890	a	7,319,797
Bristol-Myers Squibb	68,460		3,465,445
Celgene	61,390	a	5,350,138
Endo International	16,600	a	1,113,528
Gilead Sciences	124,590	a	11,406,213
Illumina	36,750	a	5,876,693
Merck & Co.	162,650		9,228,761
Mylan	60,180	a	2,971,087
Perrigo Company	30,710		4,620,320
Pfizer	225,810		6,480,747
Regeneron Pharmaceuticals	9,390	a	2,969,306
Vertex Pharmaceuticals	61,160	a	5,437,736
			88,751,632
Retailing--3.4%
Amazon.com	24,890	a	7,790,321
Dollar General	51,260	a	2,831,090
Home Depot	94,130		7,610,411
Kohl's	37,100		1,986,334
Macy's	32,490		1,877,597
Priceline Group	5,020	a	6,237,099
Ulta Salon, Cosmetics & Fragrance	33,310	a	3,075,512
			31,408,364
Semiconductors & Semiconductor Equipment--1.7%

Applied Materials	267,020		5,596,739
Texas Instruments	132,410		6,123,963
Xilinx	81,550		3,354,152
			15,074,854
Software & Services--9.9%
Accenture, Cl. A	115,380		9,147,326
Adobe Systems	61,450	a	4,246,809
Akamai Technologies	33,700	a	1,988,974
Cognizant Technology Solutions,
Cl. A	103,390	a	5,071,279
Facebook, Cl. A	144,390	a	10,489,934
Google, Cl. A	16,510	a	9,568,370
Google, Cl. C	16,510	a	9,437,116
Intuit	80,170		6,571,535
Microsoft	343,620		14,830,639
salesforce.com	119,550	a	6,485,588
ServiceNow	17,230	a	1,013,124
Visa, Cl. A	51,820		10,934,538
			89,785,232
Technology Hardware & Equipment--8.3%
Apple	387,400		37,023,818
Cisco Systems	538,450		13,585,093
EMC	411,630		12,060,759
Hewlett-Packard	85,680		3,051,065
Juniper Networks	210,930		4,965,292
SanDisk	54,980		5,042,216
			75,728,243
Telecommunication Services--.9%
Windstream Holdings	727,799		8,340,577
Transportation--1.0%
Delta Air Lines	121,170		4,539,028
FedEx	28,880		4,241,894
			8,780,922
Utilities--.9%
Exelon	83,460		2,593,937
NextEra Energy	6,800		638,452
NRG Energy	98,470		3,048,631
NRG Yield, Cl. A	40,665		2,124,746
TerraForm Power, Cl. A	1,733		53,290
			8,459,056
Total Common Stocks
(cost $705,202,086)			893,316,608

Other Investment--1.4%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,980,373)	12,980,373 [b]	12,980,373
Total Investments (cost $718,182,459)	99.8%	906,296,981
Cash and Receivables (Net)	.2%	1,361,560
Net Assets	100.0%	907,658,541

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $188,114,522 of which $192,112,462 related to appreciated investment securities and $3,997,940 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	9.9
Pharmaceuticals, Biotech & Life Sciences	9.8
Energy	9.7
Diversified Financials	8.5
Technology Hardware & Equipment	8.3
Banks	7.8
Food, Beverage & Tobacco	6.7
Capital Goods	6.4
Media	5.9
Health Care Equipment & Services	4.0
Materials	3.4
Retailing	3.4
Food & Staples Retailing	2.2
Consumer Durables & Apparel	2.1
Insurance	2.0
Semiconductors & Semiconductor Equipment	1.7
Money Market Investment	1.4
Consumer Services	1.2
Automobiles & Components	1.1
Transportation	1.0
Telecommunication Services	.9
Utilities	.9
Commercial & Professional Services	.8
Household & Personal Products	.7
99.8

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	889,099,203	-	-	889,099,203
Equity Securities - Foreign Common Stocks+	4,217,405	-	-	4,217,405
Mutual Funds	12,980,373	-	-	12,980,373

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)